Summary of material accounting policies - Disclosure of estimated useful lives of intangible assets (Details)	12 Months Ended
Sep. 30, 2025
Minimum | Software internally developed
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	1 year
Minimum | Business solutions
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Minimum | Client relationships and backlog
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	5 years
Maximum | Software internally developed
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	8 years
Maximum | Business solutions
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years
Maximum | Client relationships and backlog
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years